Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Equity securities	$74	$—	$—	$74
Fixed income securities	—	366	—	366
Interest rate swaps	—	54	—	54
Cross currency swaps	—	450	—	450
Interest rate caps	—	6	—	6
Total	$74	$876	$—	$950

Liabilities:
Other liabilities:
Interest rate swaps	$—	$413	$—	$413
Cross currency swaps	—	46	—	46
Total	$—	$459	$—	$459

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

			(dollars in millions)
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Assets:
Other assets:
Equity securities	$123	$—	$—	$123
Fixed income securities	10	566	—	576
Interest rate swaps	—	71	—	71
Cross currency swaps	—	45	—	45
Interest rate caps	—	10	—	10
Total	$133	$692	$—	$825

Liabilities:
Other liabilities:
Interest rate swaps	$—	$236	$—	$236
Cross currency swaps	—	1,803	—	1,803
Total	$—	$2,039	$—	$2,039

(1) quoted prices in active markets for identical assets or liabilities
(2) observable inputs other than quoted prices in active markets for identical assets and liabilities
(3) no observable pricing inputs in the market

Schedule of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases
The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$116,075	$128,658	$107,128	$117,584

Notional Amounts of Outstanding Derivative Instruments
The following table sets forth the notional amounts of our outstanding derivative instruments:

		(dollars in millions)
At December 31,	2017	2016
Interest rate swaps	$20,173	$13,099
Cross currency swaps	16,638	12,890
Interest rate caps	2,840	2,540

Schedule of Cumulative Basis Adjustments for Fair Value Hedges
As of December 31, 2017 and 2016, the following amounts were recorded on the balance sheets related to cumulative basis adjustments for fair value hedges:

(dollars in millions)
Line item in balance sheets in which hedged item is included	Carrying amount of hedged liabilities		Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities
	2017	2016	2017	2016
Long-term debt	$22,011	$13,013	$316	$113